UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04116
                                                     ------------

                                  Phoenix Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-3197
                                                           ---------------

                   Date of fiscal year end: December 31, 2003
                                            --------------------

                     Date of reporting period: June 30, 2003
                                               ----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




SEMIANNUAL REPORT

o JUNE 30, 2003


[GRAPHIC OMITTED]

HOLLISTER

Phoenix-Hollister Appreciation Fund


[GRAPHIC OMITTED]

OAKHURST(R)

Phoenix-Oakhurst Managed Assets
Phoenix-Oakhurst Strategy Fund


[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I hope you'll take time to review the activities and performance for your fund for the last six months.

      With this writing, it is encouraging to witness signs that suggest we are moving toward more rewarding markets. These developments present an opportune time for you to review your portfolio with your financial advisor to help ensure you're well positioned to capture any market gains.

      Remember, how you invest during uncertain markets may be the difference between success and failure--not just in recovering your losses, but in reaching your long-term goals. Work with your financial advisor to build and maintain a portfolio that will help you achieve long-term success. To learn more about your investments and investing, visit PhoenixInvestments.com.

Sincerely,

/s/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

JULY 7, 2003

--------------------------------------------------------------------------------

Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Hollister Appreciation Fund ...................................      3

Phoenix-Oakhurst Managed Assets .......................................     10

Phoenix-Oakhurst Strategy Fund ........................................     19

Notes to Financial Statements .........................................     27

PHOENIX-HOLLISTER APPRECIATION FUND

                          INVESTMENTS AT JUNE 30, 2003
                                   (UNAUDITED)

                                                   SHARES         VALUE
                                                  --------      -----------
COMMON STOCKS--92.9%

AEROSPACE & DEFENSE--2.3%
DRS Technologies, Inc.(b) ...................       31,800      $   887,856
EDO Corp. ...................................       22,700          401,790
Herley Industries, Inc.(b) ..................       52,100          884,658
                                                                -----------
                                                                  2,174,304
                                                                -----------
AIRLINES--1.3%
Northwest Airlines Corp.(b) .................      110,200        1,244,158

APPAREL RETAIL--5.2%
Chico's FAS, Inc.(b) ........................       51,400        1,081,970
Gymboree Corp. (The)(b) .....................       81,800        1,372,604
Pacific Sunwear of California, Inc.(b) ......       56,300        1,356,267
Talbots, Inc. (The) .........................       37,700        1,110,265
                                                                -----------
                                                                  4,921,106
                                                                -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.6%
Claiborne (Liz), Inc. .......................       18,900          666,225
Quiksilver, Inc.(b) .........................       48,800          804,712
                                                                -----------
                                                                  1,470,937
                                                                -----------
BIOTECHNOLOGY--2.0%
BioMarin Pharmaceutical, Inc.(b) ............       90,400          882,304
Pharmacopeia, Inc.(b) .......................       40,900          337,425
Protein Design Labs, Inc.(b) ................       45,800          640,284
                                                                -----------
                                                                  1,860,013
                                                                -----------
BROADCASTING & CABLE TV--2.0%
Sirius Satellite Radio, Inc.(b) .............    1,094,900        1,850,381

CASINOS & GAMING--0.9%
WMS Industries, Inc.(b) .....................       56,600          882,394

COMMODITY CHEMICALS--0.9%
Georgia Gulf Corp. ..........................        6,500          128,700
Lyondell Chemical Co. .......................       52,100          704,913
                                                                -----------
                                                                    833,613
                                                                -----------
COMMUNICATIONS EQUIPMENT--5.9%
Brocade Communications Systems, Inc.(b) .....      223,300        1,315,237
Corvis Corp.(b) .............................      486,300          729,450
F5 Networks, Inc.(b) ........................       28,000          471,800
Foundry Networks, Inc.(b) ...................       40,400          581,760

                                                   SHARES         VALUE
                                                  --------      -----------
COMMUNICATIONS EQUIPMENT--CONTINUED
Harris Corp. ................................       29,600      $   889,480
JDS Uniphase Corp.(b) .......................      124,100          435,591
Redback Networks, Inc.(b) ...................      285,600          257,040
SeaChange International, Inc.(b) ............       87,600          835,704
                                                                -----------
                                                                  5,516,062
                                                                -----------
COMPUTER & ELECTRONICS RETAIL--3.3%
Circuit City Stores, Inc. ...................      356,600        3,138,080

COMPUTER HARDWARE--2.4%
Concurrent Computer Corp.(b) ................      640,500        1,870,260
Palm, Inc.(b) ...............................       23,100          375,837
                                                                -----------
                                                                  2,246,097
                                                                -----------
COMPUTER STORAGE & PERIPHERALS--0.6%
Maxtor Corp.(b) .............................       78,800          591,788

CONSTRUCTION & ENGINEERING--3.7%
Dycom Industries, Inc.(b) ...................      104,500        1,703,350
MasTec, Inc.(b) .............................      309,400        1,782,144
                                                                -----------
                                                                  3,485,494
                                                                -----------
CONSTRUCTION MATERIALS--0.1%
Texas Industries, Inc. ......................        3,900           92,820

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.5%
Terex Corp.(b) ..............................       72,600        1,417,152

DIVERSIFIED CHEMICALS--0.6%
Olin Corp. ..................................       32,900          562,590

DIVERSIFIED COMMERCIAL SERVICES--1.3%
Arbitron, Inc.(b) ...........................        9,200          328,440
Coinstar, Inc.(b) ...........................       48,100          907,166
                                                                -----------
                                                                  1,235,606
                                                                -----------
DRUG RETAIL--1.6%
Rite Aid Corp.(b) ...........................      341,800        1,521,010

ELECTRIC UTILITIES--6.3%
Black Hills Corp. ...........................       55,100        1,691,570
CMS Energy Corp. ............................      222,700        1,803,870
Hawaiian Electric Industries, Inc. ..........       15,100          692,335
IDACORP, Inc. ...............................       18,700          490,875
PNM Resources, Inc. .........................       46,000        1,230,500
                                                                -----------
                                                                  5,909,150
                                                                -----------

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                                                   SHARES         VALUE
                                                  --------      -----------
ELECTRONIC MANUFACTURING SERVICES--0.6%
KEMET Corp.(b) ..............................       57,000      $   575,700

FOOTWEAR--1.7%
Skechers U.S.A., Inc. Class A(b) ............      214,200        1,585,080

HEALTH CARE DISTRIBUTORS--1.3%
Andrx Corp.(b) ..............................       61,400        1,221,860

HEALTH CARE FACILITIES--2.6%
LifePoint Hospitals, Inc.(b) ................       91,700        1,920,198
Triad Hospitals, Inc.(b) ....................       20,600          511,292
                                                                -----------
                                                                  2,431,490
                                                                -----------
HOTELS, RESORTS & CRUISE LINES--1.6%
Royal Caribbean Cruises Ltd. ................       66,400        1,537,824

HOUSEHOLD APPLIANCES--1.1%
Stanley Works (The) .........................       36,900        1,018,440

INTERNET SOFTWARE & SERVICES--1.9%
Internet Security Systems, Inc.(b) ..........      124,600        1,805,454

INVESTMENT BANKING & BROKERAGE--2.0%
E*TRADE Group, Inc.(b) ......................       47,200          401,200
Edwards (A.G.), Inc. ........................       42,400        1,450,080
                                                                -----------
                                                                  1,851,280
                                                                -----------
IT CONSULTING & OTHER SERVICES--0.8%
BearingPoint, Inc.(b) .......................       44,800          432,320
Sapient Corp.(b) ............................      127,200          352,344
                                                                -----------
                                                                    784,664
                                                                -----------
LEISURE PRODUCTS--4.0%
Hasbro, Inc. ................................       55,200          965,448
Leapfrog Enterprises, Inc.(b) ...............       49,300        1,568,233
Oakley, Inc.(b) .............................      105,800        1,245,266
                                                                -----------
                                                                  3,778,947
                                                                -----------
OIL & GAS DRILLING--1.2%
Patterson-UTI Energy, Inc.(b) ...............       35,500        1,150,200

OIL & GAS EQUIPMENT & SERVICES--1.1%
National-Oilwell, Inc.(b) ...................       45,600        1,003,200

OIL & GAS EXPLORATION & PRODUCTION--6.5%
Chesapeake Energy Corp. .....................      123,900        1,251,390
Newfield Exploration Co.(b) .................       25,100          942,505
Pioneer Natural Resources Co.(b) ............       54,300        1,417,230
Spinnaker Exploration Co.(b) ................       58,300        1,527,460
XTO Energy, Inc. ............................       48,600          977,346
                                                                -----------
                                                                  6,115,931
                                                                -----------

                                                   SHARES         VALUE
                                                  --------      -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Alliance Capital Management Holding L.P. ....       30,500      $ 1,113,250

PHARMACEUTICALS--2.8%
King Pharmaceuticals, Inc.(b) ...............      179,800        2,653,848

PROPERTY & CASUALTY INSURANCE--1.9%
Mercury General Corp. .......................       39,300        1,794,045

REGIONAL BANKS--2.2%
Colonial BancGroup, Inc. (The) ..............       32,600          452,162
First Charter Corp. .........................       55,100          958,740
TCF Financial Corp. .........................       17,800          709,152
                                                                -----------
                                                                  2,120,054
                                                                -----------
REITS--2.1%
Corporate Office Properties Trust ...........       27,200          460,496
iStar Financial, Inc. .......................       42,000        1,533,000
                                                                -----------
                                                                  1,993,496
                                                                -----------
SEMICONDUCTORS--5.0%
Genesis Microchip, Inc.(b) ..................      113,100        1,531,374
GlobespanVirata, Inc.(b) ....................      103,900          857,175
LSI Logic Corp.(b) ..........................      228,500        1,617,780
Skyworks Solutions, Inc.(b) .................      104,600          708,142
                                                                -----------
                                                                  4,714,471
                                                                -----------
SPECIALTY CHEMICALS--1.3%
RPM International, Inc. .....................       88,400        1,215,500

SYSTEMS SOFTWARE--1.0%
Sybase, Inc.(b) .............................       70,100          975,091

THRIFTS & MORTGAGE FINANCE--2.4%
NetBank, Inc. ...............................       91,400        1,202,824
W Holding Co., Inc. .........................       63,400        1,072,728
                                                                -----------
                                                                  2,275,552
                                                                -----------
TRUCKING--1.6%
Dollar Thrifty Automotive Group, Inc.(b) ....       78,800        1,461,740

WIRELESS TELECOMMUNICATION SERVICES--1.5%
Boston Communications Group, Inc.(b) ........       80,600        1,380,678
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $77,439,898)                                    87,510,550
---------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                                                   SHARES         VALUE
                                                  --------      -----------
FOREIGN COMMON STOCKS--4.3%

INSURANCE BROKERS--0.8%
Platinum Underwriters Holdings Ltd. (Bermuda)       26,700      $   724,638

INTERNET SOFTWARE & SERVICES--0.5%
RADWARE Ltd. (Israel)(b) ....................       27,600          472,788

PHARMACEUTICALS--1.0%
Shire Pharmaceuticals Group plc ADR
(United Kingdom)(b) .........................       49,400          973,180

REINSURANCE--2.0%
Everest Re Group Ltd. (Barbados) ............       15,400        1,178,100
Montpelier Re Holdings Ltd. (Bermuda)(b) ....       23,000          726,800
                                                                -----------
                                                                  1,904,900
                                                                -----------
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,637,394)                                      4,075,506
---------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--2.6%
iShares MSCI Hong Kong Index Fund ...........      104,600          798,098
iShares MSCI Japan Index Fund(b) ............      136,940          995,554
iShares MSCI Taiwan Index Fund(b) ...........       68,100          608,814
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,382,884)                                      2,402,466
---------------------------------------------------------------------------

                                       STANDARD       PAR
                                       & POOR'S      VALUE
                                        RATING       (000)         VALUE
                                       --------      -----      -----------
CONVERTIBLE BONDS--0.0%

AIRPORT SERVICES--0.0%
TIMCO Aviation Services, Inc. Cv 0%,
12/31/06(b)(c)(d) .....................   NR         $   2      $         0
---------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $0)                                                      0
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $83,460,176)                                    93,988,522
---------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--1.5%

COMMERCIAL PAPER--1.5%
Emerson Electric Co. 1.30%, 7/1/03 ....   A-1        1,445        1,445,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,445,000)                                      1,445,000
---------------------------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $84,905,176)                                    95,433,522(a)

Other assets and liabilities, net--(1.3)%                        (1,218,841)
                                                                -----------
NET ASSETS--100.0%                                              $94,214,681
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,258,349 and gross depreciation of $3,851,885 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $87,027,058.
(b) Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2003, this security, which is included in illiquid securities below, amounted to a value of $0 or 0% of net assets.
(d) Illiquid. At June 30, 2003, this security amounted to a value of $0 or 0% of net assets.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $84,905,176)                                   $95,433,522
Cash                                                                   143,556
Receivables
   Investment securities sold                                        1,883,870
   Dividends                                                            35,826
   Fund shares sold                                                     11,136
                                                                   -----------
     Total assets                                                   97,507,910
                                                                   -----------
LIABILITIES
Payables
   Investment securities purchased                                   2,973,963
   Fund shares repurchased                                             139,620
   Distribution and service fees                                        44,158
   Investment advisory fee                                              37,876
   Transfer agent fee                                                   32,516
   Financial agent fee                                                   5,125
   Trustees' fee                                                         4,643
Accrued expenses                                                        55,328
                                                                   -----------
     Total liabilities                                               3,293,229
                                                                   -----------
NET ASSETS                                                         $94,214,681
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest$                   81,383,064
Accumulated net investment loss                                       (308,454)
Accumulated net realized gain                                        2,611,725
Net unrealized appreciation                                         10,528,346
                                                                   -----------
NET ASSETS                                                         $94,214,681
                                                                   ===========
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $58,900,025)                  5,645,812
Net asset value per share                                               $10.43
Offering price per share $10.43/(1-5.75%)                               $11.07

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $7,665,910)                     763,009
Net asset value and offering price per share                            $10.05

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $27,551,921)                  2,745,520
Net asset value and offering price per share                            $10.04

CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $96,825)                          9,034
Net asset value and offering price per share                            $10.72

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                      $   490,220
Interest                                                             8,580
Foreign taxes withheld                                              (2,342)
                                                               -----------
     Total investment income                                       496,458
                                                               -----------
EXPENSES
Investment advisory fee                                            406,950
Service fees, Class A                                               75,023
Distribution and service fees, Class B                              34,655
Distribution and service fees, Class C                             121,799
Financial agent fee                                                 26,896
Transfer agent                                                      98,896
Professional                                                        42,189
Printing                                                            24,004
Registration                                                        23,059
Custodian                                                           20,850
Trustees                                                            14,859
Miscellaneous                                                        4,206
                                                               -----------
     Total expenses                                                893,386
     Less expenses borne by investment adviser                     (40,695)
                                                               -----------
     Net expenses                                                  852,691
                                                               -----------
NET INVESTMENT LOSS                                               (356,233)
                                                               -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                  4,473,425
Net change in unrealized appreciation (depreciation) on
   investments                                                  11,980,269
                                                               -----------
NET GAIN ON INVESTMENTS                                         16,453,694
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $16,097,461
                                                               ===========

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Six Months
                                                                                               Ended
                                                                                               6/30/03            Year Ended
                                                                                             (Unaudited)           12/31/02
                                                                                             -----------         ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  (356,233)        $ (1,009,234)
   Net realized gain (loss)                                                                    4,473,425            4,585,715
   Net change in unrealized appreciation (depreciation)                                       11,980,269          (21,940,553)
                                                                                             -----------         ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                16,097,461          (18,364,072)
                                                                                             -----------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains, Class A                                                              --           (2,529,472)
   Net realized long-term gains, Class B                                                              --             (385,786)
   Net realized long-term gains, Class C                                                              --           (1,315,267)
   Net realized long-term gains, Class I                                                              --               (3,797)
                                                                                             -----------         ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                          --           (4,234,322)
                                                                                             -----------         ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (175,639 and 306,865 shares, respectively)                    1,747,199            3,370,171
   Net asset value of shares issued from reinvestment of distributions
     (0 and 262,628 shares, respectively)                                                             --            2,279,243
   Cost of shares repurchased (466,913 and 1,122,780 shares, respectively)                    (4,071,378)         (11,558,523)
                                                                                             -----------         ------------
Total                                                                                         (2,324,179)          (5,909,109)
                                                                                             -----------         ------------
CLASS B
   Proceeds from sales of shares (35,659 and 107,897 shares, respectively)                       357,026            1,128,247
   Net asset value of shares issued from reinvestment of distributions
     (0 and 42,889 shares, respectively)                                                              --              360,270
   Cost of shares repurchased (176,996 and 314,167 shares, respectively)                      (1,537,765)          (3,125,720)
                                                                                             -----------         ------------
Total                                                                                         (1,180,739)          (1,637,203)
                                                                                             -----------         ------------
CLASS C
   Proceeds from sales of shares (12,581 and 114,520 shares, respectively)                       103,354            1,136,647
   Net asset value of shares issued from reinvestment of distributions
     (0 and 143,733 shares, respectively)                                                             --            1,205,923
   Cost of shares repurchased (346,529 and 759,808 shares, respectively)                      (2,899,244)          (7,530,736)
                                                                                             -----------         ------------
Total                                                                                         (2,795,890)          (5,188,166)
                                                                                             -----------         ------------
CLASS I
   Proceeds from sales of shares (904 and 4,841 shares, respectively)                              8,198               53,586
   Net asset value of shares issued from reinvestment of distributions
     (0 and 425 shares, respectively)                                                                 --                3,797
   Cost of shares repurchased (1,089 and 87,382 shares, respectively)                            (10,533)            (804,341)
                                                                                             -----------         ------------
Total                                                                                             (2,335)            (746,958)
                                                                                             -----------         ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (6,303,143)         (13,481,436)
                                                                                             -----------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       9,794,318          (36,079,830)
NET ASSETS
   Beginning of period                                                                        84,420,363          120,500,193
                                                                                             -----------         ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF ($308,454) AND $47,779, RESPECTIVELY]                          $94,214,681         $ 84,420,363
                                                                                             ===========         ============

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                     CLASS A
                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED DECEMBER 31
                                                     6/30/03          --------------------------------------------------------
                                                   (UNAUDITED)         2002         2001        2000         1999        1998
Net asset value, beginning of period                 $ 8.62           $10.84       $10.45      $11.99       $16.21      $18.27
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.03)(2)        (0.07)(2)    (0.06)(2)    0.12(2)      0.11(2)     0.07
   Net realized and unrealized gain (loss)             1.84            (1.71)        0.46        0.05        (0.51)      (0.32)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.81            (1.78)        0.40        0.17        (0.40)      (0.25)
                                                     ------           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --               --        (0.01)      (0.11)       (0.12)      (0.07)
   Distributions from net realized gains                 --            (0.44)          --       (1.60)       (3.70)      (1.74)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --            (0.44)       (0.01)      (1.71)       (3.82)      (1.81)
                                                     ------           ------       ------      ------       ------      ------
Change in net asset value                              1.81            (2.22)        0.39       (1.54)       (4.22)      (2.06)
                                                     ------           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.43           $ 8.62       $10.84      $10.45       $11.99      $16.21
                                                     ======           ======       ======      ======       ======      ======
Total return(1)                                       21.00 %(5)      (16.42)%       3.85 %      1.99%       (1.80)%     (0.97)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $58,900          $51,179      $70,384     $80,690     $126,461    $240,900

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.82 %(3)(4)     1.77 %       1.78 %      1.72%        1.58 %      1.52 %
   Net investment income (loss)                       (0.61)%(4)       (0.65)%      (0.56)%      0.99%        0.74 %      0.34 %
Portfolio turnover                                      141 %(5)         283 %        226 %       265%          92 %       117 %

                                                                                     CLASS B
                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED DECEMBER 31
                                                     6/30/03          --------------------------------------------------------
                                                   (UNAUDITED)         2002         2001        2000         1999        1998
Net asset value, beginning of period                 $ 8.33           $10.57       $10.24      $11.80       $16.02      $18.13
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.05)(2)        (0.14)(2)    (0.13)(2)    0.03(2)      0.01(2)    (0.06)
   Net realized and unrealized gain (loss)             1.77            (1.66)        0.46        0.05        (0.51)      (0.31)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.72            (1.80)        0.33        0.08        (0.50)      (0.37)
                                                     ------           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --               --           --       (0.04)       (0.02)         --
   Distributions from net realized gains                 --            (0.44)          --       (1.60)       (3.70)      (1.74)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --            (0.44)          --       (1.64)       (3.72)      (1.74)
                                                     ------           ------       ------      ------       ------      ------
Change in net asset value                              1.72            (2.24)        0.33       (1.56)       (4.22)      (2.11)
                                                     ------           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.05           $ 8.33       $10.57      $10.24       $11.80      $16.02
                                                     ======           ======       ======      ======       ======      ======
Total return(1)                                       20.65 %(5)      (17.03)%       3.22 %      1.23%       (2.45)%     (1.66)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $7,666           $7,534      $11,287     $13,481      $19,523     $30,370

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.53 %(3)(4)     2.47 %       2.48 %      2.42%        2.27 %      2.22 %
   Net investment income (loss)                       (1.31)%(4)       (1.36)%      (1.26)%      0.29%        0.08 %     (0.36)%
Portfolio turnover                                      141 %(5)         283 %        226 %       265%          92 %       117 %

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) If the investment adviser had not waived fees, the ratio of operating expenses to average net assets would have been 1.93% for Class A and 2.63% for Class B.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS C
                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED DECEMBER 31
                                                     6/30/03          --------------------------------------------------------
                                                   (UNAUDITED)         2002         2001        2000         1999        1998
Net asset value, beginning of period                 $ 8.32           $10.56       $10.23      $11.79       $15.99      $18.10
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.05)(2)        (0.14)(2)    (0.13)(2)    0.04(2)        --(2)    (0.07)
   Net realized and unrealized gain (loss)             1.77            (1.66)        0.46        0.04        (0.50)      (0.30)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.72            (1.80)        0.33        0.08        (0.50)      (0.37)
                                                     ------           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --               --           --       (0.04)          --          --
   Distributions from net realized gains                 --            (0.44)          --       (1.60)       (3.70)      (1.74)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --            (0.44)          --       (1.64)       (3.70)      (1.74)
                                                     ------           ------       ------      ------       ------      ------
Change in net asset value                              1.72            (2.24)        0.33       (1.56)       (4.20)      (2.11)
                                                     ------           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.04           $ 8.32       $10.56      $10.23       $11.79      $15.99
                                                     ======           ======       ======      ======       ======      ======
Total return(1)                                       20.67 %(5)      (17.05)%       3.23 %      1.22%       (2.49)%     (1.67)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $27,552          $25,625      $37,817     $46,235      $89,165    $201,789

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.53 %(3)(4)     2.46 %       2.48 %      2.42%        2.28 %      2.22 %
   Net investment income (loss)                       (1.31)%(4)       (1.36)%      (1.26)%      0.32%        0.02 %     (0.36)%
Portfolio turnover                                      141 %(5)         283 %        226 %       265%          92 %       117 %


                                                                                     CLASS I
                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                           YEAR ENDED DECEMBER 31
                                                     6/30/03          --------------------------------------------------------
                                                   (UNAUDITED)         2002         2001        2000         1999        1998
Net asset value, beginning of period                 $ 8.84           $11.08       $10.67      $12.21       $16.43      $18.46
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.01)(2)        (0.06)(2)    (0.03)(2)    0.16(2)      0.17(2)     0.09
   Net realized and unrealized gain (loss)             1.89            (1.74)        0.49        0.04        (0.52)      (0.29)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.88            (1.80)        0.46        0.20        (0.35)      (0.20)
                                                     ------           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --               --        (0.05)      (0.14)       (0.17)      (0.09)
   Distributions from net realized gains                 --            (0.44)          --       (1.60)       (3.70)      (1.74)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --            (0.44)       (0.05)      (1.74)       (3.87)      (1.83)
                                                     ------           ------       ------      ------       ------      ------
Change in net asset value                              1.88            (2.24)        0.41       (1.54)       (4.22)      (2.03)
                                                     ------           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.72           $ 8.84       $11.08      $10.67       $12.21      $16.43
                                                     ======           ======       ======      ======       ======      ======
Total return                                          21.27 %(5)      (16.25)%       4.27 %      2.23%       (1.45)%     (0.67)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                $97              $82       $1,012        $986       $1,903      $2,760

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.53 %(3)(4)     1.47 %       1.48 %      1.44%        1.27 %      1.22 %
   Net investment income (loss)                       (0.31)%(4)       (0.50)%      (0.27)%      1.35%        1.14 %      0.64 %
Portfolio turnover                                      141 %(5)         283 %        226 %       265%          92 %       117 %

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) If the investment adviser had not waived fees, the ratio of operating expenses to average net assets would have been 2.63% for Class C and 1.63% for Class I.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                          INVESTMENTS AT JUNE 30, 2003
                                   (UNAUDITED)

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)         VALUE
                                           --------    ------    ------------
U.S. GOVERNMENT SECURITIES--2.2%

U.S. TREASURY NOTES--2.2%
U.S. Treasury Note 4.375%, 5/15/07 ........   AAA      $1,235    $  1,341,711
U.S. Treasury Note 4.875%, 2/15/12 ........   AAA       2,000       2,223,124
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,301,783)                                        3,564,835
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--6.0%
Fannie Mae 5.50%, 9/1/17 ..................   AAA       6,282       6,526,563
GNMA 6%, 8/15/32 ..........................   AAA       3,240       3,397,761
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,595,062)                                        9,924,324
-----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--1.6%
Fannie Mae 4.25%, 7/15/07 .................   AAA       2,500       2,690,220
-----------------------------------------------------------------------------

TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,510,755)                                        2,690,220
-----------------------------------------------------------------------------

MUNICIPAL BONDS--8.2%

CALIFORNIA--0.9%
Contra Costa County Pension Obligation
Taxable 6.10%, 6/1/11 .....................   AAA         500         582,005

San Luis Obispo County Revenue Taxable
Series A 3.94%, 9/1/12 ....................   AAA       1,000         989,950
                                                                 ------------
                                                                    1,571,955
                                                                 ------------
CONNECTICUT--0.7%
General Obligation Series C 5%, 5/1/13 ....   AAA       1,000       1,144,020

FLORIDA--0.7%
Department of Environmental Protection
Preservation Revenue Series B 5%, 7/1/13 ..   AAA       1,000       1,142,480

ILLINOIS--1.4%
Chicago Neighborhoods Alive 21 PG-A
General Obligation 5%, 1/1/13 .............   AAA       1,000       1,131,120

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)         VALUE
                                           --------    ------    ------------
ILLINOIS--CONTINUED
Kane & Du Page Counties Community United
School District Number 303 General
Obligation Series A 5.50%, 1/1/13 .........    NR      $1,045    $  1,224,197
                                                                 ------------
                                                                    2,355,317
                                                                 ------------

MAINE--0.5%
Bangor Pension Obligation Taxable Series B
5.94%, 6/1/13 .............................   AAA         675         770,566

NEW JERSEY--1.6%
Monroe Township Middlesex County General
Obligation Taxable Pension 5%, 8/15/13 ....    AA         590         635,105

State Turnpike Authority Turnpike Revenue
Taxable Series B 2.84%, 1/1/08 ............   AAA       1,000       1,001,260

State Turnpike Authority Turnpike Revenue
Taxable Series B 4.252%, 1/1/16 ...........   AAA       1,000       1,000,190
                                                                 ------------
                                                                    2,636,555
                                                                 ------------

PENNSYLVANIA--0.7%
Philadelphia Authority for Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A
5.69%, 4/15/07 ............................   AAA       1,000       1,109,850

TEXAS--0.4%
Water Development Board General Obligation
Taxable 4.70%, 8/1/09 .....................    AA         625         667,488

UTAH--0.7%
General Obligation Series A 5%, 7/1/13 ....   AAA       1,000       1,147,990

WASHINGTON--0.6%
State Housing Trust Fund General Obligation
Taxable Series T 5%, 7/1/08 ...............   AA+       1,000       1,088,250
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $13,593,233)                                      13,634,471
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)         VALUE
                                           --------    ------    ------------
ASSET-BACKED SECURITIES--2.0%
AmeriCredit Automobile Receivables Trust
01-D, A4 4.41%, 11/12/08 ..................   AAA      $1,000    $  1,038,890

Capital Auto Receivables Asset
Trust 02-3, A3 3.58%, 10/16/06 ............   AAA         800         832,219

Litigation Settlement Monetized Fee Trust
02-5A 144A 6%, 10/25/32(d) ................  Baa(c)       432         393,270

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 ............................   AAA       1,000       1,018,959
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,276,572)                                        3,283,338
-----------------------------------------------------------------------------

CORPORATE BONDS--7.3%

CONSUMER FINANCE--0.7%
Household Finance Corp. 6.75%, 5/15/11 ....    A        1,000       1,161,369

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
First Data Corp. 4.70%, 11/1/06 ...........    A+       1,000       1,077,139

DIVERSIFIED CAPITAL MARKETS--0.3%
J.P. Morgan Chase & Co. 6.50%, 1/15/09 ....    A          500         575,331

DIVERSIFIED CHEMICALS--0.7%
Dow Chemical Co. 6%, 10/1/12 ..............    A-       1,000       1,087,880

DIVERSIFIED COMMERCIAL SERVICES--1.7%
Harvard University 8.125%, 4/15/07 ........   AAA       1,000       1,206,220

International Lease Finance Corp.
5.75%, 2/15/07 ............................   AA-         500         543,641

International Lease Finance Corp.
5.625%, 6/1/07 ............................   AA-       1,000       1,087,542
                                                                 ------------
                                                                    2,837,403
                                                                 ------------
INTEGRATED OIL & GAS--0.6%
ChevronTexaco Capital Co. 3.50%, 9/17/07 ..    AA       1,000       1,039,220

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Verizon Global Funding Corp.
4.375%, 6/1/13 ............................    NA         500         498,590

INVESTMENT BANKING & BROKERAGE--0.7%
Goldman Sachs Group, Inc. (The)
5.70%, 9/1/12 .............................    A+       1,000       1,098,629

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.6%
Motiva Enterprises LLC 144A
5.20%, 9/15/12(d) .........................   A(c)      1,000       1,034,500

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)         VALUE
                                           --------    ------    ------------
PACKAGED FOODS & MEATS--0.4%
Campbell Soup Co. 6.75%, 2/15/11 ..........    A       $  500    $    590,497

SOFT DRINKS--0.6%
Coca Cola Enterprises, Inc.
4.375%, 9/15/09 ...........................    A        1,000       1,064,229
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $11,383,198)                                      12,064,787
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--4.1%
Bank of America Mortgage Securities 99-7,
A24 6.50%, 7/25/29 ........................   AAA       1,000       1,008,943

CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 1/17/35 ..................   AAA         975       1,111,459

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 .......................   AAA       1,000       1,139,701

GMAC Commercial Mortgage Securities, Inc.
97-C2, A3 6.566%, 4/15/29 .................   AAA       1,000       1,131,182

Lehman Brothers Commercial Conduit
Mortgage Trust 98-C4, A1B 6.21%, 10/15/35 .   AAA       1,000       1,133,156

PNC Mortgage Acceptance Corp. 00-C2 A2
7.30%, 10/12/33 ...........................   AAA       1,000       1,209,737
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,822,805)                                        6,734,178
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--4.0%

AUSTRIA--0.9%
Republic of Austria 5.50%, 10/20/07 .......   AAA       1,250(f)    1,587,297

CANADA--0.3%
Province of Ontario 3.125%, 5/2/08 ........    AA         500         509,893

NEW ZEALAND--1.2%
Government of New Zealand 404
8%, 4/15/04 ...............................   AAA       3,250(g)    1,947,816

SLOVENIA--0.6%
Republic of Slovenia 4.875%, 3/18/09 ......    A+         750(f)      925,205

SOUTH KOREA--1.0%
Republic of Korea 8.875%, 4/15/08 .........    A-         500         623,721
Republic of Korea 4.25%, 6/1/13 ...........    A-       1,000         974,000
                                                                 ------------
                                                                    1,597,721
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $6,647,961)                                        6,567,932
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)         VALUE
                                           --------    ------    ------------
FOREIGN CORPORATE BONDS--1.6%

AUSTRALIA--0.6%
Commonwealth Bank of Australia
6%, 8/1/03 ................................   AAA       1,500(h) $  1,007,433

CHILE--0.7%
HQI Transelectric Chile SA 7.875%, 4/15/11     A-      $1,000       1,168,622

SOUTH KOREA--0.3%
Korea Development Bank 5.50%, 11/13/12 ....    A-         500         531,929
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,551,941)                                        2,707,984
-----------------------------------------------------------------------------

                                                       SHARES
                                                       ------
COMMON STOCKS--57.0%

ADVERTISING--0.6%
Harte-Hanks, Inc. ...............................      50,900         967,100

AEROSPACE & DEFENSE--2.0%
Alliant Techsystems, Inc.(b) ....................      19,000         986,290
Rockwell Collins, Inc. ..........................      35,500         874,365
United Technologies Corp. .......................      19,900       1,409,517
                                                                 ------------
                                                                    3,270,172
                                                                 ------------
AIR FREIGHT & COURIERS--0.5%
FedEx Corp. .....................................      12,100         750,563

APPLICATION SOFTWARE--0.7%
Synopsys, Inc.(b) ...............................      18,900       1,168,965

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Mellon Financial Corp. ..........................      18,800         521,700

BROADCASTING & CABLE TV--0.4%
Liberty Media Corp. Class A(b) ..................      57,000         658,920

CASINOS & GAMING--1.9%
GTECH Holdings Corp. ............................      28,800       1,084,320
Harrah's Entertainment, Inc.(b) .................      24,400         981,856
Mandalay Resort Group ...........................      35,400       1,127,490
                                                                 ------------
                                                                    3,193,666
                                                                 ------------
COMMUNICATIONS EQUIPMENT--1.6%
Cisco Systems, Inc.(b) ..........................     103,200       1,722,408
Emulex Corp.(b) .................................      43,900         999,603
                                                                 ------------
                                                                    2,722,011
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--0.6%
Best Buy Co., Inc.(b) ...........................      21,200         931,104

                                                       SHARES        VALUE
                                                       ------    ------------
COMPUTER HARDWARE--1.1%
International Business Machines Corp. ...........      22,200    $  1,831,500

COMPUTER STORAGE & PERIPHERALS--0.6%
EMC Corp.(b) ....................................      99,900       1,045,953

DATA PROCESSING & OUTSOURCED SERVICES--1.3%
Computer Sciences Corp.(b) ......................      27,700       1,055,924
DST Systems, Inc.(b) ............................      30,900       1,174,200
                                                                 ------------
                                                                    2,230,124
                                                                 ------------
DIVERSIFIED BANKS--5.0%
Bank of America Corp. ...........................      49,000       3,872,470
FleetBoston Financial Corp. .....................      13,100         389,201
U.S. Bancorp ....................................      54,900       1,345,050
Wells Fargo & Co. ...............................      54,200       2,731,680
                                                                 ------------
                                                                    8,338,401
                                                                 ------------
DIVERSIFIED CAPITAL MARKETS--1.3%
J.P. Morgan Chase & Co. .........................      63,400       2,167,012

DIVERSIFIED CHEMICALS--0.5%
Engelhard Corp. .................................      30,300         750,531

DIVERSIFIED COMMERCIAL SERVICES--1.0%
ARAMARK Corp. Class B(b) ........................      27,600         618,792
Cendant Corp.(b) ................................      57,500       1,053,400
                                                                 ------------
                                                                    1,672,192
                                                                 ------------
DRUG RETAIL--0.6%
CVS Corp. .......................................      35,600         997,868

ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
Waters Corp.(b) .................................      34,700       1,010,811

FOOD RETAIL--0.6%
Kroger Co. (The)(b) .............................      32,000         533,760
Safeway, Inc.(b) ................................      21,800         446,028
                                                                 ------------
                                                                      979,788
                                                                 ------------
HEALTH CARE DISTRIBUTORS--1.6%
Omnicare, Inc. ..................................      55,700       1,882,103
Schein (Henry), Inc.(b) .........................      14,500         758,930
                                                                 ------------
                                                                    2,641,033
                                                                 ------------
HEALTH CARE SERVICES--0.7%
Caremark Rx, Inc.(b) ............................      47,000       1,206,960

HEALTH CARE SUPPLIES--0.7%
Fisher Scientific International, Inc.(b) ........      32,600       1,137,740

HOTELS, RESORTS & CRUISE LINES--0.7%
Royal Caribbean Cruises Ltd. ....................      50,200       1,162,632

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                                                       SHARES        VALUE
                                                       ------    ------------
HOUSEHOLD PRODUCTS--1.3%
Dial Corp. (The) ................................      34,900    $    678,805
Procter & Gamble Co. (The) ......................      15,800       1,409,044
                                                                 ------------
                                                                    2,087,849
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.5%
Fortune Brands, Inc. ............................      14,500         756,900

HYPERMARKETS & SUPER CENTERS--0.8%
Wal-Mart Stores, Inc. ...........................      25,000       1,341,750

INDUSTRIAL CONGLOMERATES--2.5%
General Electric Co. ............................     141,600       4,061,088

INTEGRATED OIL & GAS--1.3%
Exxon Mobil Corp. ...............................      58,100       2,086,371

INTEGRATED TELECOMMUNICATION SERVICES--1.7%
AT&T Wireless Services, Inc.(b) .................      90,900         746,289
SBC Communications, Inc. ........................      35,500         907,025
Verizon Communications, Inc. ....................      30,400       1,199,280
                                                                 ------------
                                                                    2,852,594
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.1%
E*TRADE Group, Inc.(b) ..........................     156,900       1,333,650
Morgan Stanley ..................................      51,400       2,197,350
                                                                 ------------
                                                                    3,531,000
                                                                 ------------
LEISURE PRODUCTS--0.5%
Marvel Enterprises, Inc.(b) .....................      42,400         809,840

LIFE & HEALTH INSURANCE--0.7%
MetLife, Inc. ...................................      43,300       1,226,256

MANAGED HEALTH CARE--0.4%
First Health Group Corp.(b) .....................      24,800         684,480

MOVIES & ENTERTAINMENT--0.5%
Viacom, Inc. Class B(b) .........................      19,900         868,834

MULTI-LINE INSURANCE--1.0%
American International Group, Inc. ..............      28,800       1,589,184

OFFICE SERVICES & SUPPLIES--0.4%
Miller (Herman), Inc. ...........................      29,300         592,153

OIL & GAS DRILLING--1.0%
GlobalSantaFe Corp. .............................      25,200         588,168
Noble Corp.(b) ..................................      24,000         823,200
Transocean, Inc.(b) .............................      11,000         241,670
                                                                 ------------
                                                                    1,653,038
                                                                 ------------

                                                       SHARES        VALUE
                                                       ------    ------------
OIL & GAS EQUIPMENT & SERVICES--0.7%
Baker Hughes, Inc. ..............................      12,700    $    426,339
Schlumberger Ltd. ...............................      17,200         818,204
                                                                 ------------
                                                                    1,244,543
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
Anadarko Petroleum Corp. ........................      33,800       1,503,086

OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
Citigroup, Inc. .................................      75,700       3,239,960

PACKAGED FOODS & MEATS--1.1%
Dean Foods Co.(b) ...............................      28,350         893,025
Kellogg Co. .....................................      28,900         993,293
                                                                 ------------
                                                                    1,886,318
                                                                 ------------
PERSONAL PRODUCTS--0.6%
Alberto-Culver Co. Class B ......................      19,300         986,230

PHARMACEUTICALS--5.2%
Johnson & Johnson ...............................      59,300       3,065,810
Merck & Co., Inc. ...............................      25,900       1,568,245
Mylan Laboratories, Inc. ........................      27,000         938,790
Pfizer, Inc. ....................................      86,800       2,964,220
                                                                 ------------
                                                                    8,537,065
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.4%
Allstate Corp. (The) ............................      20,400         727,260

SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc.(b) ......................      36,200         574,132
Teradyne, Inc.(b) ...............................      19,400         335,814
                                                                 ------------
                                                                      909,946
                                                                 ------------
SEMICONDUCTORS--0.7%
Intel Corp. .....................................      52,600       1,093,238

SOFT DRINKS--1.6%
Coca-Cola Co. (The) .............................      14,900         691,509
PepsiCo, Inc. ...................................      44,100       1,962,450
                                                                 ------------
                                                                    2,653,959
                                                                 ------------
SPECIALIZED FINANCE--0.7%
CIT Group, Inc. .................................      44,900       1,106,785

SPECIALTY STORES--0.2%
Office Depot, Inc.(b) ...........................      23,100         335,181

SYSTEMS SOFTWARE--2.1%
Microsoft Corp. .................................     137,200       3,513,692

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                                                       SHARES        VALUE
                                                       ------    ------------
TECHNOLOGY DISTRIBUTORS--0.4%
Avnet, Inc.(b) ..................................      57,200    $    725,296

TRUCKING--0.3%
Swift Transportation Co., Inc.(b) ...............      26,700         497,154
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $87,799,135)                                      94,457,796
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.4%

DIVERSIFIED COMMERCIAL SERVICES--0.0%
Alps Vermoegensverwaltung (Austria)(b)(e)(i) ....      10,288          11,814

HEALTH CARE SUPPLIES--0.2%
Alcon, Inc. (Switzerland) .......................       5,900         269,630

IT CONSULTING & OTHER SERVICES--0.8%
Accenture Ltd. Class A (Bermuda)(b) .............      76,200       1,378,458

PROPERTY & CASUALTY INSURANCE--0.4%
ACE Ltd. (Bermuda) ..............................      21,000         720,090
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,162,802)                                        2,379,992
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.4%
(IDENTIFIED COST $149,645,247)                                    158,009,857
-----------------------------------------------------------------------------

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)         VALUE
                                           --------    ------    ------------
SHORT-TERM OBLIGATIONS--6.7%

COMMERCIAL PAPER--6.7%
Household Finance Corp. 1.31%, 7/1/03 .....   A-1      $2,090    $  2,090,000
Merrill Lynch & Co., Inc. 1.10%, 7/2/03 ...   A-1       3,285       3,284,900

Harley-Davidson Funding Corp.
1.11%, 7/3/03 .............................   A-1       2,700       2,699,833

Gannett Co., Inc. 1.04%, 7/7/03 ...........   A-1         525         524,909

Preferred Receivables Funding Corp.
1.07%, 7/23/03 ............................   A-1       2,450       2,448,398
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $11,048,040)                                      11,048,040
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $160,693,287)                                    169,057,897(a)

Other assets and liabilities, net--(2.1)%                          (3,463,444)
                                                                 ------------
NET ASSETS--100.0%                                               $165,594,453
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,534,691 and gross depreciation of $2,767,395 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $161,290,601.
(b) Non-income producing.
(c) As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $1,427,770 or 0.9% of net assets.
(e) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2003, this security, which is included in illiquid securities below, amounted to $11,814 or 0.0% of net assets.
(f) Par value represents Euro.
(g) Par value represents New Zealand Dollar.
(h) Par value represents Australian Dollar.
(i) Illiquid. At June 30, 2003, this security amounted to $11,814 or 0.0% of net assets.

                        See Notes to Financial Statements

Phoenix-Oakhurst Managed Assets

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $160,693,287)                                $169,057,897
Cash                                                                1,147,493
Receivables
   Investment securities sold                                       5,256,239
   Interest and dividends                                             721,811
   Tax reclaims                                                        40,787
   Fund shares sold                                                     5,654
                                                                 ------------
     Total assets                                                 176,229,881
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                 10,077,060
   Fund shares repurchased                                            287,174
   Investment advisory fee                                            119,360
   Distribution and service fees                                       21,743
   Transfer agent fee                                                  19,561
   Financial agent fee                                                  8,715
   Trustees' fee                                                        4,643
   Payable to adviser                                                   1,062
Accrued expenses                                                       96,110
                                                                 ------------
     Total liabilities                                             10,635,428
                                                                 ------------
NET ASSETS                                                       $165,594,453
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $174,751,688
Undistributed net investment income                                   722,597
Accumulated net realized loss                                     (18,254,157)
Net unrealized appreciation                                         8,374,325
                                                                 ------------
NET ASSETS                                                       $165,594,453
                                                                 ============

CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $32,053,662)                 3,097,373
Net asset value per share                                              $10.35
Offering price per share $10.35/(1-5.75%)                              $10.98

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $12,560,055)                 1,207,249
Net asset value and offering price per share                           $10.40

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $120,945,177)               11,863,371
Net asset value and offering price per share                           $10.19

CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $35,559)                         3,388
Net asset value and offering price per share                           $10.50


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                        $ 1,548,286
Dividends                                                           800,887
Foreign taxes withheld                                                 (313)
                                                                -----------
     Total investment income                                      2,348,860
                                                                -----------
EXPENSES
Investment advisory fee                                             820,628
Service fees, Class A                                                48,418
Distribution and service fees, Class B                               64,967
Distribution and service fees, Class C                              594,099
Financial agent fee                                                  51,717
Transfer agent                                                      102,734
Professional                                                         64,179
Printing                                                             30,904
Custodian                                                            21,371
Registration                                                         20,978
Trustees                                                             14,859
Miscellaneous                                                         8,331
                                                                -----------
     Total expenses                                               1,843,185
     Less expenses borne by investment adviser                     (287,220)
                                                                -----------
     Net expenses                                                 1,555,965
                                                                -----------
NET INVESTMENT INCOME                                               792,895
                                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (351,805)
Net realized loss on foreign currency transactions                     (356)
Net change in unrealized appreciation (depreciation) on
   investments                                                   11,619,406
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions1,577
                                                                -----------
NET GAIN ON INVESTMENTS                                          11,268,822
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $12,061,717
                                                                ===========

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                     Ended
                                                                                    6/30/03            Year Ended
                                                                                  (Unaudited)           12/31/02
                                                                                  ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                   $    792,895        $  1,999,430
   Net realized gain (loss)                                                           (352,161)        (15,006,710)
   Net change in unrealized appreciation (depreciation)                             11,620,983          (2,796,630)
                                                                                  ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      12,061,717         (15,803,910)
                                                                                  ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (142,006)           (585,462)
   Net investment income, Class B                                                       (6,049)           (124,687)
   Net investment income, Class C                                                     (119,079)         (1,124,916)
   Net investment income, Class I                                                         (204)            (11,273)
                                                                                  ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (267,338)         (1,846,338)
                                                                                  ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (151,089 and 374,034 shares, respectively)          1,502,921           3,679,928
   Net asset value of shares issued from reinvestment of distributions
     (12,433 and 53,893 shares, respectively)                                          130,053             534,697
   Cost of shares repurchased (655,002 and 1,440,929 shares, respectively)          (6,456,924)        (14,272,745)
                                                                                  ------------        ------------
Total                                                                               (4,823,950)        (10,058,120)
                                                                                  ------------        ------------
CLASS B
   Proceeds from sales of shares (18,460 and 23,966 shares, respectively)              181,487             244,773
   Net asset value of shares issued from reinvestment of distributions
     (510 and 11,118 shares, respectively)                                               5,365             111,167
   Cost of shares repurchased (243,707 and 515,875 shares, respectively)            (2,402,468)         (5,110,471)
                                                                                  ------------        ------------
Total                                                                               (2,215,616)         (4,754,531)
                                                                                  ------------        ------------
CLASS C
   Proceeds from sales of shares (315,138 and 578,441 shares, respectively)          2,963,043           5,569,667
   Net asset value of shares issued from reinvestment of distributions
     (10,233 and 102,881 shares, respectively)                                         105,401           1,008,168
   Cost of shares repurchased (1,506,889 and 5,099,786 shares, respectively)       (14,392,194)        (50,260,561)
                                                                                  ------------        ------------
Total                                                                              (11,323,750)        (43,682,726)
                                                                                  ------------        ------------
CLASS I
   Proceeds from sales of shares (408 and 830 shares, respectively)                      4,026               8,461
   Net asset value of shares issued from reinvestment of distributions
     (19 and 1,105 shares, respectively)                                                   204              11,273
   Cost of shares repurchased (294 and 104,682 shares, respectively)                    (3,097)         (1,047,802)
                                                                                  ------------        ------------
Total                                                                                    1,133          (1,028,068)
                                                                                  ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (18,362,183)        (59,523,445)
                                                                                  ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (6,567,804)        (77,173,693)

NET ASSETS
   Beginning of period                                                             172,162,257         249,335,950
                                                                                  ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $722,597
     AND $197,040 RESPECTIVELY]                                                   $165,594,453        $172,162,257
                                                                                  ============        ============

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                             YEAR ENDED DECEMBER 31
                                                     6/30/03          --------------------------------------------------------
                                                   (UNAUDITED)         2002        2001(4)      2000         1999        1998
Net asset value, beginning of period                 $ 9.63           $10.46       $11.53      $14.04       $14.18      $12.72
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.08(2)          0.15(2)      0.17(2)     0.34(2)      0.31(2)     0.38(3)
   Net realized and unrealized gain (loss)             0.69            (0.83)       (1.07)      (0.65)        0.91        1.50
                                                     ------           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.77            (0.68)       (0.90)      (0.31)        1.22        1.88
                                                     ------           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.05)           (0.15)       (0.17)      (0.11)       (0.25)      (0.38)
   Distributions from net realized gains                 --               --           --       (2.09)       (1.11)      (0.04)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.05)           (0.15)       (0.17)      (2.20)       (1.36)      (0.42)
                                                     ------           ------       ------      ------       ------      ------
Change in net asset value                              0.72            (0.83)       (1.07)      (2.51)       (0.14)       1.46
                                                     ------           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.35           $ 9.63       $10.46      $11.53       $14.04      $14.18
                                                     ======           ======       ======      ======       ======      ======
Total return(1)                                        1.73%(8)        (6.53)%      (7.78)%     (2.22)%       8.81%      14.87%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $32,054          $34,548      $48,136     $66,460     $103,267    $122,085
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.33%(6)(7)      1.61 %       1.60 %      1.51 %       1.51%       1.51%
   Net investment income                               1.53%(7)         1.52 %       1.56 %      2.46 %       2.13%       2.77%(3)
Portfolio turnover                                       49%(8)          134 %         50 %       100 %         50%         62%

                                                                                 CLASS B
                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                             YEAR ENDED DECEMBER 31
                                                     6/30/03          --------------------------------------------------------
                                                   (UNAUDITED)         2002        2001(5)      2000         1999        1998
Net asset value, beginning of period                  $9.67           $10.51       $11.57      $14.15       $14.28      $12.79
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.04(2)          0.08(2)      0.09(2)     0.24(2)      0.21(2)     0.26(3)
   Net realized and unrealized gain (loss)             0.70            (0.84)       (1.06)      (0.65)        0.91        1.53
                                                     ------           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.74            (0.76)       (0.97)      (0.41)        1.12        1.79
                                                     ------           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.01)           (0.08)       (0.09)      (0.08)       (0.14)      (0.26)
   Distributions from net realized gains                 --               --           --       (2.09)       (1.11)      (0.04)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.01)           (0.08)       (0.09)      (2.17)       (1.25)      (0.30)
                                                     ------           ------       ------      ------       ------      ------
Change in net asset value                              0.73            (0.84)       (1.06)      (2.58)       (0.13)       1.49
                                                     ------           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.40           $ 9.67       $10.51      $11.57       $14.15      $14.28
                                                     ======           ======       ======      ======       ======      ======
Total return(1)                                        2.60%(8)        (7.29)%      (8.36)%     (2.97)%       8.03%      14.06%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $12,560          $13,854      $20,098     $28,441      $39,910     $33,172
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.04%(6)(7)      2.31 %       2.30 %      2.21 %       2.21%       2.21%
   Net investment income                               0.82%(7)         0.82 %       0.86 %      1.75 %       1.44%       2.07%(3)
Portfolio turnover                                       49%(8)          134 %         50 %       100 %         50%         62%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Includes realized gains and losses on foreign currency transactions.
(4) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.56%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 1.02% to 0.86%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) If the investment adviser had not waived fees, the ratio of operating expenses to average net assets would have been 1.68% for Class A and 2.39% for Class B.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS C
                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                             YEAR ENDED DECEMBER 31
                                                     6/30/03          --------------------------------------------------------
                                                   (UNAUDITED)         2002        2001(4)      2000         1999        1998
Net asset value, beginning of period                 $ 9.48           $10.31       $11.36      $13.92       $14.07      $12.63
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.04(2)          0.08(2)      0.09(2)     0.24(2)      0.21(2)     0.29(3)
   Net realized and unrealized gain (loss)             0.68            (0.83)       (1.04)      (0.63)        0.89        1.48
                                                     ------           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.72            (0.75)       (0.95)      (0.39)        1.10        1.77
                                                     ------           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.01)           (0.08)       (0.10)      (0.08)       (0.14)      (0.29)
   Distributions from net realized gains                 --               --           --       (2.09)       (1.11)      (0.04)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.01)           (0.08)       (0.10)      (2.17)       (1.25)      (0.33)
                                                     ------           ------       ------      ------       ------      ------
Change in net asset value                              0.71            (0.83)       (1.05)      (2.56)       (0.15)       1.44
                                                     ------           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.19           $ 9.48       $10.31      $11.36       $13.92      $14.07
                                                     ======           ======       ======      ======       ======      ======
Total return(1)                                        6.34%(8)        (7.32)%      (8.41)%     (2.86)%       8.01%      14.03%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $120,945         $123,729     $179,977    $264,509     $379,445    $429,655
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.03%(6)(7)      2.31 %       2.30 %      2.21 %       2.21%       2.21%
   Net investment income                               0.83%(7)         0.82 %       0.88 %      1.74 %       1.43%       2.07%(3)
Portfolio turnover                                       49%(8)          134 %         50 %       100 %         50%         62%


                                                                                 CLASS I
                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                             YEAR ENDED DECEMBER 31
                                                     6/30/03          --------------------------------------------------------
                                                   (UNAUDITED)         2002        2001(5)      2000         1999        1998
Net asset value, beginning of period                 $ 9.76           $10.61       $11.69      $14.18       $14.31      $13.05
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.09(2)          0.22(2)      0.19(2)     0.41(2)      0.36(2)     0.56(3)
   Net realized and unrealized gain (loss)             0.71            (0.89)       (1.06)      (0.68)        0.91        1.41
                                                     ------           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.80            (0.67)       (0.87)      (0.27)        1.27        1.97
                                                     ------           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.06)           (0.18)       (0.21)      (0.13)       (0.29)      (0.67)
   Distributions from net realized gains                 --               --           --       (2.09)       (1.11)      (0.04)
                                                     ------           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.06)           (0.18)       (0.21)      (2.22)       (1.40)      (0.71)
                                                     ------           ------       ------      ------       ------      ------
Change in net asset value                              0.74            (0.85)       (1.08)      (2.49)       (0.13)       1.26
                                                     ------           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.50           $ 9.76       $10.61      $11.69       $14.18      $14.31
                                                     ======           ======       ======      ======       ======      ======
Total return                                           8.20%(8)        (6.32)%      (7.47)%     (1.95)%       9.08%      15.16%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                $36              $32       $1,124      $1,201       $2,214      $1,848
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.03%(6)(7)      1.27 %       1.30 %      1.21 %       1.21%       1.21%
   Net investment income                               1.83%(7)         2.12 %       1.79 %      2.88 %       2.43%       3.07%(3)
Portfolio turnover                                       49%(8)          134 %         50 %       100 %         50%         62%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Includes realized gains and losses on foreign currency transactions.
(4) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 1.02% to 0.88%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 1.99% to 1.79%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) If the investment adviser had not waived advisory fees, the ratio of operating expenses to average net assets would have been 2.38% for Class C and 1.39% for Class I.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                          INVESTMENTS AT JUNE 30, 2003
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                      -------    -----------
COMMON STOCKS--99.1%

AEROSPACE & DEFENSE--1.5%
Honeywell International, Inc. .....................    11,400    $   306,090
Lockheed Martin Corp. .............................     6,800        323,476
United Technologies Corp. .........................    11,200        793,296
                                                                 -----------
                                                                   1,422,862
                                                                 -----------
AGRICULTURAL PRODUCTS--0.3%
Fresh Del Monte Produce, Inc. .....................    12,800        328,832

APPAREL RETAIL--0.6%
Abercrombie & Fitch Co. Class A(b) ................     3,700        105,117
Gap, Inc. (The) ...................................    24,000        450,240
                                                                 -----------
                                                                     555,357
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Claiborne (Liz), Inc. .............................     9,800        345,450
V. F. Corp. .......................................     9,300        315,921
                                                                 -----------
                                                                     661,371
                                                                 -----------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.(b) ...................................     5,000        222,650

AUTO PARTS & EQUIPMENT--0.4%
Dana Corp. ........................................    25,000        289,000
Lear Corp.(b) .....................................     2,400        110,448
                                                                 -----------
                                                                     399,448
                                                                 -----------
AUTOMOBILE MANUFACTURERS--0.5%
Ford Motor Co. ....................................    23,700        260,463
General Motors Corp. ..............................     7,100        255,600
                                                                 -----------
                                                                     516,063
                                                                 -----------
BIOTECHNOLOGY--0.1%
Amgen, Inc.(b) ....................................     1,600        106,304

BROADCASTING & CABLE TV--0.4%
Hearst-Argyle Television, Inc.(b) .................    11,700        303,030
PanAmSat Corp.(b) .................................     7,300        134,539
                                                                 -----------
                                                                     437,569
                                                                 -----------
BUILDING PRODUCTS--0.2%
Lennox International, Inc. ........................    11,900        153,153

CASINOS & GAMING--0.2%
GTECH Holdings Corp. ..............................     5,100        192,015

                                                      SHARES        VALUE
                                                      -------    -----------
COMMUNICATIONS EQUIPMENT--3.3%
Andrew Corp.(b) ...................................    20,000    $   184,000
Avocent Corp.(b) ..................................     3,700        110,741
Cisco Systems, Inc.(b) ............................   106,600      1,779,154
Motorola, Inc. ....................................    49,800        469,614
QUALCOMM, Inc. ....................................    13,700        489,775
Tekelec(b) ........................................    17,900        202,270
                                                                 -----------
                                                                   3,235,554
                                                                 -----------
COMPUTER HARDWARE--3.8%
Dell Computer Corp.(b) ............................    31,100        993,956
Hewlett-Packard Co. ...............................    53,800      1,145,940
International Business Machines Corp. .............    19,400      1,600,500
                                                                 -----------
                                                                   3,740,396
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS--0.9%
EMC Corp.(b) ......................................    29,300        306,771
Lexmark International, Inc.(b) ....................     2,400        169,848
Maxtor Corp.(b) ...................................    30,800        231,308
Storage Technology Corp.(b) .......................     6,500        167,310
                                                                 -----------
                                                                     875,237
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
Deere & Co. .......................................     5,300        242,210
PACCAR, Inc. ......................................     5,500        371,580
                                                                 -----------
                                                                     613,790
                                                                 -----------
CONSUMER FINANCE--1.8%
American Express Co. ..............................    22,600        944,906
MBNA Corp. ........................................    38,100        794,004
                                                                 -----------
                                                                   1,738,910
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Computer Sciences Corp.(b) ........................     2,700        102,924
First Data Corp. ..................................     5,400        223,776
                                                                 -----------
                                                                     326,700
                                                                 -----------
DEPARTMENT STORES--0.9%
Federated Department Stores, Inc. .................    11,100        409,035
Penney (J.C.) Co., Inc. ...........................    26,800        451,580
                                                                 -----------
                                                                     860,615
                                                                 -----------

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                                      SHARES        VALUE
                                                      -------    -----------
DIVERSIFIED BANKS--7.1%
Bank of America Corp. .............................    31,900    $ 2,521,057
Bank One Corp. ....................................    15,400        572,572
FleetBoston Financial Corp. .......................    14,400        427,824
U.S. Bancorp ......................................    70,800      1,734,600
Wachovia Corp. ....................................    31,500      1,258,740
Wells Fargo & Co. .................................     8,100        408,240
                                                                 -----------
                                                                   6,923,033
                                                                 -----------
DIVERSIFIED CAPITAL MARKETS--1.5%
J.P. Morgan Chase & Co. ...........................    41,600      1,421,888

DIVERSIFIED COMMERCIAL SERVICES--0.6%
Block (H&R), Inc. .................................     8,000        346,000
Viad Corp. ........................................     9,300        208,227
                                                                 -----------
                                                                     554,227
                                                                 -----------
ELECTRIC UTILITIES--3.3%
American Electric Power Co., Inc. .................    15,600        465,348
Entergy Corp. .....................................    16,000        844,480
Exelon Corp. ......................................    13,800        825,378
Great Plains Energy, Inc. .........................    20,500        592,040
PPL Corp. .........................................    10,200        438,600
                                                                 -----------
                                                                   3,165,846
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Rockwell Automation, Inc. .........................     4,100         97,744

ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
PerkinElmer, Inc. .................................    12,000        165,720
Thermo Electron Corp.(b) ..........................    12,300        258,546
                                                                 -----------
                                                                     424,266
                                                                 -----------
FOOD RETAIL--0.2%
Winn-Dixie Stores, Inc. ...........................    14,700        180,957

GAS UTILITIES--1.0%
AGL Resources, Inc. ...............................     4,500        114,480
Nicor, Inc. .......................................     3,200        118,752
NiSource, Inc. ....................................    38,200        725,800
                                                                 -----------
                                                                     959,032
                                                                 -----------
HEALTH CARE DISTRIBUTORS--0.8%
AmerisourceBergen Corp. ...........................     3,400        235,790
Cardinal Health, Inc. .............................     1,500         96,450
McKesson Corp. ....................................    12,800        457,472
                                                                 -----------
                                                                     789,712
                                                                 -----------
HEALTH CARE EQUIPMENT--1.3%
Bard (C.R.), Inc. .................................     4,000        285,240

                                                      SHARES        VALUE
                                                      -------    -----------
HEALTH CARE EQUIPMENT--CONTINUED
Guidant Corp. .....................................     7,400    $   328,486
St. Jude Medical, Inc.(b) .........................    12,000        690,000
                                                                 -----------
                                                                   1,303,726
                                                                 -----------
HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc. ...............................     6,600        247,500

HOME IMPROVEMENT RETAIL--0.9%
Home Depot, Inc. (The) ............................     7,400        245,088
Lowe's Cos., Inc. .................................     5,400        231,930
Sherwin-Williams Co. (The) ........................    14,500        389,760
                                                                 -----------
                                                                     866,778
                                                                 -----------
HOUSEHOLD APPLIANCES--0.4%
Black & Decker Corp. ..............................     8,100        351,945

HOUSEHOLD PRODUCTS--3.9%
Clorox Co. ........................................    18,300        780,495
Dial Corp. (The) ..................................    10,400        202,280
Energizer Holdings, Inc.(b) .......................     9,500        298,300
Procter & Gamble Co. (The) ........................    28,500      2,541,630
                                                                 -----------
                                                                   3,822,705
                                                                 -----------
HOUSEWARES & SPECIALTIES--0.4%
Fortune Brands, Inc. ..............................     8,300        433,260

HYPERMARKETS & SUPER CENTERS--1.2%
Wal-Mart Stores, Inc. .............................    22,200      1,191,474

INDUSTRIAL CONGLOMERATES--2.2%
3M Co. ............................................     4,200        541,716
General Electric Co. ..............................    48,200      1,382,376
Tyco International Ltd. ...........................    11,500        218,270
                                                                 -----------
                                                                   2,142,362
                                                                 -----------
INDUSTRIAL MACHINERY--2.4%
Briggs & Stratton Corp. ...........................    11,700        590,850
Eaton Corp. .......................................    11,500        904,015
Ingersoll-Rand Co. Class A ........................    17,600        832,832
                                                                 -----------
                                                                   2,327,697
                                                                 -----------
INSURANCE BROKERS--0.2%
Aon Corp. .........................................     7,700        185,416

INTEGRATED OIL & GAS--6.2%
Amerada Hess Corp. ................................     9,500        467,210
ChevronTexaco Corp. ...............................    18,400      1,328,480
Exxon Mobil Corp. .................................    81,200      2,915,892
Occidental Petroleum Corp. ........................    40,600      1,362,130
                                                                 -----------
                                                                   6,073,712
                                                                 -----------

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                                      SHARES        VALUE
                                                      -------    -----------
INTEGRATED TELECOMMUNICATION SERVICES--6.2%
ALLTEL Corp. ......................................     6,600    $   318,252
AT&T Corp. ........................................    14,000        269,500
AT&T Wireless Services, Inc.(b) ...................    40,400        331,684
BellSouth Corp. ...................................    40,700      1,083,841
Commonwealth Telephone Enterprises, Inc.(b) .......     7,600        334,172
SBC Communications, Inc. ..........................    41,300      1,055,215
Sprint Corp. (FON Group) ..........................    68,900        992,160
Verizon Communications, Inc. ......................    40,700      1,605,615
                                                                 -----------
                                                                   5,990,439
                                                                 -----------
INTERNET SOFTWARE & SERVICES--0.4%
DoubleClick, Inc.(b) ..............................    14,700        135,975
VeriSign, Inc.(b) .................................    17,100        236,493
                                                                 -----------
                                                                     372,468
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--2.7%
Bear Stearns Cos., Inc. (The) .....................     2,800        202,776
Goldman Sachs Group, Inc. (The) ...................     1,300        108,875
Lehman Brothers Holdings, Inc. ....................     6,300        418,824
Merrill Lynch & Co., Inc. .........................    21,800      1,017,624
Morgan Stanley ....................................    20,000        855,000
                                                                 -----------
                                                                   2,603,099
                                                                 -----------
LEISURE PRODUCTS--0.7%
Hasbro, Inc. ......................................     6,100        106,689
Mattel, Inc. ......................................    29,600        560,032
                                                                 -----------
                                                                     666,721
                                                                 -----------
LIFE & HEALTH INSURANCE--1.3%
AFLAC, Inc. .......................................     4,000        123,000
MetLife, Inc. .....................................    34,600        979,872
UnumProvident Corp. ...............................     9,600        128,736
                                                                 -----------
                                                                   1,231,608
                                                                 -----------
MANAGED HEALTH CARE--2.3%
Aetna, Inc. .......................................     6,300        379,260
Oxford Health Plans, Inc.(b) ......................     3,300        138,699
UnitedHealth Group, Inc. ..........................    21,400      1,075,350
WellPoint Health Networks, Inc.(b) ................     7,200        606,960
                                                                 -----------
                                                                   2,200,269
                                                                 -----------
MOVIES & ENTERTAINMENT--1.6%
AOL Time Warner, Inc.(b) ..........................    32,800        527,752
Fox Entertainment Group, Inc. Class A(b) ..........     4,100        117,998
Viacom, Inc. Class B(b) ...........................    20,400        890,664
                                                                 -----------
                                                                   1,536,414
                                                                 -----------

                                                      SHARES        VALUE
                                                      -------    -----------
OIL & GAS DRILLING--0.2%
Transocean, Inc.(b) ...............................     9,700    $   213,109

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Apache Corp. ......................................     4,000        260,240

OTHER DIVERSIFIED FINANCIAL SERVICES--2.6%
Citigroup, Inc. ...................................    55,700      2,383,960
Principal Financial Group, Inc. ...................     3,600        116,100
                                                                 -----------
                                                                   2,500,060
                                                                 -----------
PACKAGED FOODS & MEATS--2.7%
ConAgra Foods, Inc. ...............................    40,500        955,800
Kellogg Co. .......................................    25,300        869,561
Sara Lee Corp. ....................................    42,300        795,663
                                                                 -----------
                                                                   2,621,024
                                                                 -----------
PHARMACEUTICALS--9.4%
Abbott Laboratories ...............................    16,500        722,040
Bristol-Myers Squibb Co. ..........................    31,000        841,650
Johnson & Johnson .................................    24,300      1,256,310
King Pharmaceuticals, Inc.(b) .....................     6,500         95,940
Merck & Co., Inc. .................................    34,200      2,070,810
Mylan Laboratories, Inc. ..........................    26,800        931,836
Pfizer, Inc. ......................................    93,000      3,175,950
                                                                 -----------
                                                                   9,094,536
                                                                 -----------
PHOTOGRAPHIC PRODUCTS--0.7%
Eastman Kodak Co. .................................    26,600        727,510

PROPERTY & CASUALTY INSURANCE--2.3%
Allstate Corp. (The) ..............................    37,700      1,344,005
AMBAC Financial Group, Inc. .......................     7,700        510,125
Old Republic International Corp. ..................    11,000        376,970
                                                                 -----------
                                                                   2,231,100
                                                                 -----------
PUBLISHING & PRINTING--0.5%
McGraw-Hill Cos., Inc. (The) ......................     7,200        446,400

REGIONAL BANKS--1.7%
First Tennessee National Corp. ....................    14,900        654,259
Hibernia Corp. Class A ............................    12,600        228,816
Union Planters Corp. ..............................    12,300        381,669
UnionBanCal Corp. .................................     9,900        409,563
                                                                 -----------
                                                                   1,674,307
                                                                 -----------
REITS--0.9%
Cresent Real Estate Equities Co. ..................    10,600        176,066
iStar Financial, Inc. .............................     5,900        215,350
Simon Property Group, Inc. ........................    11,800        460,554
                                                                 -----------
                                                                     851,970
                                                                 -----------

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                                      SHARES        VALUE
                                                      -------    -----------
SEMICONDUCTORS--3.3%
GlobespanVirata, Inc.(b) ..........................    12,500    $   103,125
Intel Corp. .......................................   104,200      2,165,693
PMC-Sierra, Inc.(b) ...............................    25,200        295,596
Texas Instruments, Inc. ...........................    38,700        681,120
                                                                 -----------
                                                                   3,245,534
                                                                 -----------
SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. .......................     5,800        105,270

SPECIALTY CHEMICALS--0.6%
Lubrizol Corp. ....................................     8,200        254,118
MacDermid, Inc. ...................................     4,200        110,460
RPM International, Inc. ...........................    15,100        207,625
                                                                 -----------
                                                                     572,203
                                                                 -----------
SPECIALTY STORES--0.2%
Claire's Stores, Inc. .............................     6,200        157,232

SYSTEMS SOFTWARE--4.9%
BMC Software, Inc.(b) .............................    21,900        357,627
Microsoft Corp. ...................................   134,100      3,434,301
Oracle Corp.(b) ...................................    55,900        671,918
VERITAS Software Corp.(b) .........................    12,100        346,907
                                                                 -----------
                                                                   4,810,753
                                                                 -----------
TECHNOLOGY DISTRIBUTORS--0.2%
Avnet, Inc.(b) ....................................    16,800        213,024

THRIFTS & MORTGAGE FINANCE--1.1%
Fannie Mae ........................................    11,500        775,560
Freddie Mac .......................................     5,500        279,235
                                                                 -----------
                                                                   1,054,795
                                                                 -----------
TOBACCO--1.0%
Altria Group, Inc. ................................    22,400      1,017,856

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Class A(b) ............     5,700        103,056
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $93,163,907)                                     96,351,103
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $93,163,907)                                     96,351,103
----------------------------------------------------------------------------

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)         VALUE
                                           --------    ------    ------------
SHORT-TERM OBLIGATIONS--0.9%

COMMERCIAL PAPER--0.9%
Emerson Electric Co. 1.30%, 7/1/03 .......     A-1    $   460    $   460,000

Special Purpose Accounts Receivable
Cooperative Corp. 1.10%, 7/25/03 .........     A-1        370        369,728
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $829,728)                                           829,728
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $93,993,635)                                     97,180,831(a)

Other assets and liabilities, net--0.0%                               25,415
                                                                 -----------
NET ASSETS--100.0%                                               $97,206,246
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,506,196 and gross depreciation of $7,147,936 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $94,822,571.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $93,993,635)                                  $97,180,831
Cash                                                                     1,707
Receivables
    Investment securities sold                                       1,078,265
    Dividends and interest                                             149,294
    Fund shares sold                                                     9,286
    Receivable from adviser                                                303
                                                                   -----------
        Total assets                                                98,419,686
                                                                   -----------
LIABILITIES
Payables
    Investment securities purchased                                    841,452
    Fund shares repurchased                                            126,740
    Investment advisory fee                                             61,152
    Transfer agent fee                                                  57,258
    Distribution and service fees                                       47,581
    Financial agent fee                                                  5,303
Accrued expenses                                                        73,954
                                                                   -----------
        Total liabilities                                            1,213,440
                                                                   -----------
NET ASSETS                                                         $97,206,246
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $137,724,281
Undistributed net investment income                                     97,467
Accumulated net realized loss                                      (43,802,698)
Net unrealized appreciation                                          3,187,196
                                                                   -----------
NET ASSETS                                                         $97,206,246
                                                                   ===========

CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
    unlimited authorization (Net Assets $57,958,272)                 7,777,164
Net asset value per share                                                $7.45
Offering price per share $7.45/(1-5.75%)                                 $7.90

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
    unlimited authorization (Net Assets $7,102,148)                    961,581
Net asset value and offering price per share                             $7.39

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
    unlimited authorization (Net Assets $32,145,826)                 4,364,097
Net asset value and offering price per share                             $7.37

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                      $ 1,009,461
Interest                                                             6,106
Foreign taxes withheld                                              (6,221)
                                                               -----------
     Total investment income                                     1,009,346
                                                               -----------
EXPENSES
Investment advisory fee                                            350,061
Service fees, Class A                                               81,637
Distribution and service fees, Class B                              38,948
Distribution and service fees, Class C                             155,676
Financial agent fee                                                 30,484
Transfer agent                                                     148,981
Professional                                                        38,467
Printing                                                            35,683
Custodian                                                           25,280
Registration                                                        23,802
Trustees                                                            14,859
Miscellaneous                                                        4,582
                                                               -----------
     Total expenses                                                948,460
                                                               -----------
NET INVESTMENT INCOME                                               60,886
                                                               -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                 (4,068,870)
Net change in unrealized appreciation (depreciation) on
   investments                                                  13,003,526
                                                               -----------
NET GAIN ON INVESTMENTS                                          8,934,656
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 8,995,542
                                                               ===========

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months
                                                                                     Ended
                                                                                    6/30/03              Year Ended
                                                                                  (Unaudited)             12/31/02
                                                                                  -----------           ------------
FROM OPERATIONS
   Net investment income (loss)                                                   $    60,886           $   (309,921)
   Net realized gain (loss)                                                        (4,068,870)           (30,179,965)
   Net change in unrealized appreciation (depreciation)                            13,003,526               (986,521)
                                                                                  -----------           ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      8,995,542            (31,476,407)
                                                                                  -----------           ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (172,140 and 56,426 shares, respectively)          1,240,129                450,006
   Cost of shares repurchased (664,673 and 2,066,966 shares, respectively)         (4,576,099)           (15,877,162)
                                                                                  -----------           ------------
Total                                                                              (3,335,970)           (15,427,156)
                                                                                  -----------           ------------
CLASS B
   Proceeds from sales of shares (5,406 and 12,820 shares, respectively)               37,462                 96,930
   Cost of shares repurchased (338,959 and 498,416 shares, respectively)           (2,347,466)            (3,746,119)
                                                                                  -----------           ------------
Total                                                                              (2,310,004)            (3,649,189)
                                                                                  -----------           ------------
CLASS C
   Proceeds from sales of shares (24,150 and 56,188 shares, respectively)             163,607                420,290
   Cost of shares repurchased (523,405 and 1,731,418 shares, respectively)         (3,561,373)           (13,257,130)
                                                                                  -----------           ------------
Total                                                                              (3,397,766)           (12,836,840)
                                                                                  -----------           ------------
CLASS I
   Cost of shares repurchased (0 and 73,271 shares, respectively)                          --               (490,193)
                                                                                  -----------           ------------
Total                                                                                      --               (490,193)
                                                                                  -----------           ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (9,043,740)           (32,403,378)
                                                                                  -----------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (48,198)           (63,879,785)

NET ASSETS
   Beginning of period                                                             97,254,444            161,134,229
                                                                                  -----------           ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $97,467 AND $36,581, RESPECTIVELY]                                        $97,206,246           $ 97,254,444
                                                                                  ===========           ============

                        See Notes to Financial Statements

Phoenix-Oakhurst Strategy Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/03      --------------------------------------------------------
                                                   (UNAUDITED)     2002        2001         2000        1999         1998
Net asset value, beginning of period                  $6.76       $ 8.63       $10.12      $11.24       $14.80      $15.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.01(2)        --(2)(3)  (0.01)(2)    0.16(2)      0.22(2)     0.17
   Net realized and unrealized gain (loss)             0.68        (1.87)       (1.48)      (0.59)        0.07       (0.48)
                                                      -----       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.69        (1.87)       (1.49)      (0.43)        0.29       (0.31)
                                                      -----       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --           --       (0.23)       (0.28)      (0.18)
   Distributions from net realized gains                 --           --           --       (0.46)       (3.57)      (0.48)
                                                      -----       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --           --       (0.69)       (3.85)      (0.66)
                                                      -----       ------       ------      ------       ------      ------
Change in net asset value                              0.69        (1.87)       (1.49)      (1.12)       (3.56)      (0.97)
                                                      -----       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                        $7.45       $ 6.76       $ 8.63      $10.12       $11.24      $14.80
                                                      =====       ======       ======      ======       ======      ======
Total return(1)                                       10.21%(5)   (21.67)%     (14.72)%     (3.90)%       2.63%      (1.88)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $57,958      $55,924      $88,732    $131,368     $223,269    $409,065

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.74%(4)     1.51 %       1.47 %      1.36 %       1.28%       1.24 %
   Net investment income (loss)                        0.42%(4)     0.06 %      (0.08)%      1.49 %       1.54%       0.97 %
Portfolio turnover                                       22%(5)      124 %         69 %       157 %        141%        116 %

                                                                                  CLASS B
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/03      --------------------------------------------------------
                                                   (UNAUDITED)     2002        2001         2000        1999         1998
Net asset value, beginning of period                 $ 6.72       $ 8.64       $10.20      $11.34       $14.90      $15.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.01)(2)    (0.05)(2)    (0.07)(2)    0.09(2)      0.12(2)     0.05
   Net realized and unrealized gain (loss)             0.68        (1.87)       (1.49)      (0.60)        0.07       (0.48)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.67        (1.92)       (1.56)      (0.51)        0.19       (0.43)
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --           --       (0.17)       (0.18)      (0.05)
   Distributions from net realized gains                 --           --           --       (0.46)       (3.57)      (0.48)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --           --       (0.63)       (3.75)      (0.53)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                              0.67        (1.92)       (1.56)      (1.14)       (3.56)      (0.96)
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.39       $ 6.72       $ 8.64      $10.20       $11.34      $14.90
                                                     ======       ======       ======      ======       ======      ======
Total return(1)                                        9.97 %(5)  (22.22)%     (15.29)%     (4.64)%       1.91%      (2.61)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $7,102       $8,709      $15,390     $25,628      $47,557     $82,531

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.44 %(4)    2.21 %       2.17 %      2.06 %       1.98%       1.94 %
   Net investment income (loss)                       (0.28)%(4)   (0.65)%      (0.78)%      0.81 %       0.84%       0.27 %
Portfolio turnover                                       22 %(5)     124 %         69 %       157 %        141%        116 %

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Amount less than $0.01.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS C
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31
                                                     6/30/03      --------------------------------------------------------
                                                   (UNAUDITED)     2002        2001         2000        1999         1998
Net asset value, beginning of period                  $6.71       $ 8.62       $10.18      $11.31       $14.86      $15.81
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.01)(2)    (0.05)(2)    (0.07)(2)    0.09(2)      0.12(2)     0.05
   Net realized and unrealized gain (loss)             0.67        (1.86)       (1.49)      (0.60)        0.07       (0.48)
                                                      -----       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.66        (1.91)       (1.56)      (0.51)        0.19       (0.43)
                                                      -----       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --           --       (0.16)       (0.17)      (0.04)
   Distributions from net realized gains                 --           --           --       (0.46)       (3.57)      (0.48)
                                                      -----       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --           --       (0.62)       (3.74)      (0.52)
                                                      -----       ------       ------      ------       ------      ------
Change in net asset value                              0.66        (1.91)       (1.56)      (1.13)       (3.55)      (0.95)
                                                      -----       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                        $7.37       $ 6.71       $ 8.62      $10.18       $11.31      $14.86
                                                      =====       ======       ======      ======       ======      ======
Total return(1)                                        9.84 %(4)  (22.16)%     (15.32)%     (4.58)%       1.94%      (2.64)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $32,146      $32,621      $56,369     $92,024     $184,924    $423,791

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.44 %(3)    2.21 %       2.17 %      2.06 %       1.98%       1.94 %
   Net investment income (loss)                       (0.28)%(3)   (0.64)%      (0.78)%      0.82 %       0.81%       0.27 %
Portfolio turnover                                       22 %(4)     124 %         69 %       157 %        141%        116 %


                                                                                  CLASS I
                                                   -----------------------------------------------------------
                                                    FOR THE
                                                     PERIOD                YEAR ENDED DECEMBER 31
                                                    1/1/02 TO     --------------------------------------------
                                                   10/25/02(5)    2001          2000        1999         1998
Net asset value, beginning of period                 $ 8.80       $10.28       $11.40      $14.94       $15.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.02(2)      0.02(2)      0.21(2)     0.28(2)      0.17
   Net realized and unrealized gain (loss)            (1.82)       (1.50)       (0.61)       0.06        (0.45)
                                                      -----       ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                 (1.80)       (1.48)       (0.40)       0.34        (0.28)
                                                      -----       ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.26)      (0.31)       (0.17)
   Distributions from net realized gains                 --           --        (0.46)      (3.57)       (0.48)
                                                      -----       ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                 --           --        (0.72)      (3.88)       (0.65)
                                                      -----       ------       ------      ------       ------
Change in net asset value                             (1.80)       (1.48)       (1.12)      (3.54)       (0.93)
                                                      -----       ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                       $ 7.00       $ 8.80       $10.28      $11.40       $14.94
                                                     ======       ======       ======      ======       ======
Total return                                         (20.45)%(4)  (14.40)%      (3.60)%      2.96%       (1.66)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                 $0         $644         $753      $1,581       $1,407

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.46 %(3)    1.17 %       1.08 %      0.96%        0.94 %
   Net investment income                               0.38 %(3)    0.22 %       1.86 %      1.92%        1.27 %
Portfolio turnover                                      124 %(4)      69 %        157 %       141%         116 %

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) All shares of this class were redeemed as of October 25, 2002. Class I is currently available for investment.

                        See Notes to Financial Statements

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
   The Phoenix Trust ("the Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. At June 30, 2003, three Funds are offered for sale: Appreciation Fund, Managed Assets and Strategy Fund (each a "Fund"). Each of the Funds is a diversified fund that strives to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. Managed Assets also strives to increase investment value from dividends and interest.
   The Trust offers Class A, Class B, Class C and Class I shares of each Fund. Class A shares are sold with a front-end sales charge of up to 5.75%. Certain Class A shares may be sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution and/or service expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of equity securities. The Trust isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED) (CONTINUED)

F. EXPENSES:
   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

G. BORROWINGS:
   The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Trust has not had to use the Line of Credit since it was established on July 21, 1997. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Phoenix/Zweig Advisers LLC, a wholly-owned indirect subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Appreciation Fund .....................................................  1.00%
Managed Assets ........................................................  1.00%
Strategy Fund .........................................................  0.75%

   Effective January 1, 2003, the Adviser voluntarily agreed to waive a portion of its investment management fee so that the annual rate paid by the Appreciation Fund will be 0.90% after such waiver and the annual rate paid by Managed Assets will be 0.65% after such waiver.
   Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the six months ended June 30, 2003 as follows:

                             Class A            Class B            Class C
                           Net Selling         Deferred            Deferred
                           Commissions      Sales Charges       Sales Charges
                           -----------      -------------       -------------
Appreciation Fund .......    $   810            $ 4,164            $   578
Managed Assets ..........     1,134             10,564              2,468
Strategy Fund ...........       469              5,770                188

   In addition to these amounts, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Appreciation Fund ..........  $ 49
Managed Assets .............   134
Strategy Fund ..............    18

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. There is no distribution or service fee for Class I shares.
   The Distributor has advised the Trust that the total amount expensed for the six months ended June 30, 2003 was allocated as follows:

                                        Distribution Fee     Distribution Fee
                     Distribution Fee      Paid Out to           Paid to
                       Retained by         Unaffiliated        W. S. Griffith
                        Distributor        Participants       Securities, Inc.
                     ----------------   -----------------    -----------------
Appreciation Fund ...    $ 61,993            $169,152            $    332
Managed Assets ......     106,529             599,414               1,541
Strategy Fund .......      59,313             216,419                 529

   PEPCO serves as Financial Agent of the Trust, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                      1st $50         $50-200          $200 +
                                      Million         Million         Million
                                      -------         -------         -------
All funds .........................    0.07%           0.06%           0.01%

   PFPC Inc., a subagent to PEPCO, receives a fee from PEPCO. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125% Certain minimum fees may apply.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2003, transfer agent fees were $350,611 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                 Transfer Agent
                                                                 Fee Retained
                                                                 --------------
Appreciation Fund ............................................      $26,434
Managed Assets ...............................................       33,292
Strategy Fund ................................................       43,481

3. PURCHASE AND SALE OF SECURITIES
   Purchases and sales of securities during the six months ended
June 30, 2003 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                              Purchases               Sales
                                             ------------         ------------
Appreciation Fund .........................  $116,152,588         $121,972,886
Managed Assets ............................   77,334,445            57,935,070
Strategy Fund .............................   20,250,423            28,247,671

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED) (CONTINUED)

   Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2003 aggregated the following:

                                                 Purchases           Sales
                                                ----------        -----------
Managed Assets .............................    $1,018,170        $35,183,675

4. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. OTHER
   As of June 30, 2003, the Trust had an omnibus shareholder account (which is comprised of several individual shareholders) which individually amounted to more than 10% of total shares outstanding as detailed below. The account is not affiliated with PNX.

                                                                  % of Shares
                                                                  Outstanding
                                                                  -----------
Managed Assets ..........................  1 Omnibus Account         14.6%

6. FEDERAL INCOME TAX INFORMATION
   The following Funds have capital loss carryovers which may be used to offset future capital gains.

                                                  Expiration Year
                                   -------------------------------------------
                                       2009           2010           Total
                                   ----------     -----------     -----------
Managed Assets ..................  $1,490,291     $13,784,525     $15,274,816
Strategy Fund ...................   8,644,665      23,403,690      32,048,355

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

   This report is not authorized for distribution to prospective investors in the Phoenix Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 900 Third Avenue, 31st Floor, New York, NY 10022. There is no stated term of office for Trustees of the Trust.

                               INDEPENDENT TRUSTEES

                                               NUMBER OF
                                             PORTFOLIOS IN
                                             FUND COMPLEX                       PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND            LENGTH OF     OVERSEEN BY                       DURING PAST 5 YEARS AND
         ADDRESS               TIME SERVED      TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
  James Balog (74)            Served since         4           Currently retired. Director, Transatlantic
                              1997.                            Holdings, Inc. (reinsurance) since 1990. Director,
                                                               Great West Life and Annuity Insurance Company
                                                               since 1993. Director, Elan, plc (pharmaceuticals)
                                                               (1990-1999).
------------------------------------------------------------------------------------------------------------------
  Claire B. Benenson (84)     Served since         4           Consultant on Financial Conferences. Trustee,
                              1989.                            Burnham Investors Trust (since 1972) (5
                                                               portfolios). Vice President, 92nd St. YMYWHA
                                                               (charitable organization) since 1999.
------------------------------------------------------------------------------------------------------------------
  S. Leland Dill (73)         Served since         4           Currently retired. Trustee, Deutsche Asset
  5070 North Ocean Dr.        1986.                            Management mutual funds (33 portfolios)
  Singer Island, FL 33404                                      (1986-present). Director, Coutts & Co. Trust
                                                               Holdings Limited (1991-1999), Coutts & Co. Group
                                                               (1994-1999) and Coutts & Co. International (USA)
                                                               (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------
  Donald B. Romans (72)       Served since         4           President, Romans & Company (private investors and
  39 S. Sheridan Road         1989.                            financial consultants) since 1987. Trustee,
  Lake Forest, IL 60045                                        Burnham Investors Trust (5 portfolios).
------------------------------------------------------------------------------------------------------------------

                              INTERESTED TRUSTEE

     The person listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                 NUMBER OF
                                               PORTFOLIOS IN
   NAME, (AGE), ADDRESS                         FUND COMPLEX                       PRINCIPAL OCCUPATION(S)
      AND POSITION(S) WITH        LENGTH OF     OVERSEEN BY                       DURING PAST 5 YEARS AND
         TRUST                   TIME SERVED      TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
  *Philip R. McLoughlin (56)  Chairman             44          Consultant, The Phoenix Companies, Inc.
  56 Prospect Street          and Chief                        (2002-present). Director, PXRE Corporation
  Hartford, CT 06115-0480     Executive                        (Delaware) (1985-present), World Trust Fund
                              Officer                          (1991-present). Chairman (1997-2002), Director
  Chairman, Chief Executive   since 2000;                      (1995-2002), Vice Chairman (1995-1997) and Chief
  Officer and President       President                        Executive Officer (1995-2002), Phoenix Investment
                              since 2002.                      Partners, Ltd. Director, Executive Vice President
                                                               and Chief Investment Officer, The Phoenix
                                                               Companies, Inc. (2001-2002). Director (1994-2002)
                                                               and Executive Vice President, Investments
                                                               (1988-2002), Phoenix Life Insurance Company.
                                                               Director (1983-2002) and Chairman (1995-2002),
                                                               Phoenix Investment Counsel, Inc. Director
                                                               (1984-2002) and President (1990-2000), Phoenix
                                                               Equity Planning Corporation. Chairman and Chief
                                                               Executive Officer, Phoenix/Zweig Advisers LLC
                                                               (1999-2002). Director and President, Phoenix
                                                               Investment Management Company (2001-2002).
                                                               Director and Executive Vice President, Phoenix
                                                               Life and Annuity Company (1996-2002). Director and
                                                               Executive Vice President, PHL Variable Insurance
                                                               Company (1995-2002). Director, Phoenix National
                                                               Trust Company (1996-2002). Director and Vice
                                                               President, PM Holdings, Inc. (1985-2002).
                                                               Director, PHL Associates,Inc. (1995-2002).
                                                               Director (1992-2002) and President (1992-1994),
                                                               WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------

* Mr. McLoughlin is an "interested person" as defined in the Investment Company Act of 1940, by reason of his relationship with The Phoenix Companies, Inc. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                POSITION(S) HELD WITH
     NAME, (AGE) AND             TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
         ADDRESS                     TIME SERVED                                DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)          Executive Vice President      Executive Vice President and Chief Financial Officer
  56 Prospect Street             since 1999.                   (1999-present), Senior Vice President and Chief Financial
  Hartford, CT 06115-0480                                      Officer (1995-1999), Phoenix Investment Partners, Ltd.
                                                               Director (1998-present), Senior Vice President, Finance
                                                               (1990-present), Chief Financial Officer (1996-present), and
                                                               Treasurer (1998-present), Phoenix Equity Planning
                                                               Corporation. Director (1998-present), Senior Vice President
                                                               (1990-present), Chief Financial Officer (1996-present) and
                                                               Treasurer (1994-present), Phoenix Investment Counsel, Inc.
                                                               Senior Vice President and Chief Financial Officer, Duff &
                                                               Phelps Investment Management Co. (1996-present). Vice
                                                               President, Phoenix Fund Complex (1990-present).
----------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (51)            Executive Vice President      President, Private Client Group (1999-present), Executive
  56 Prospect Street             since 1999.                   Vice President, Retail Division (1997-1999), Phoenix
  Hartford, CT 06115-0480                                      Investment Partners, Ltd. President, Private Client Group,
                                                               Phoenix Equity Planning Corporation (2000-present).
                                                               Executive Vice President, Phoenix Fund Complex
                                                               (1998-present).
----------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)          Treasurer                     Vice President, Fund Accounting (1994-present) and Treasurer
  56 Prospect Street             since 1999.                   (1996-present), Phoenix Equity Planning Corporation.
  Hartford, CT 06115-0480                                      Treasurer, Phoenix Fund Complex (1994-present).
----------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch (57)              Secretary                     Director and President, Watermark Securities, Inc. since
                                 since 1989.                   1990. First Vice President, Chief Compliance Officer and
                                                               Secretary, PXP Securities Corp. until 1999. First Vice
                                                               President, Zweig/Glaser Advisers LLC and Euclid Advisors LLC
                                                               until 1999.
----------------------------------------------------------------------------------------------------------------------------

PHOENIX TRUST

900 Third Avenue, 31st Floor
New York, New York 10022

TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman,
   Chief Executive Officer and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary

INVESTMENT ADVISER
Phoenix/Zweig Advisers LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                          -----------------
                                                              PRESORTED
                                                              STANDARD
                                                          U.S. POSTAGE PAID
                                                           Louisville, KY
                                                           Permit No. 1051
                                                          -----------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.

E-DELIVERY OF
YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT
PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


PXP 1329A (8/03)




ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      Phoenix Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /S/PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date   9/5/03
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date   9/5/03
    ----------------------------------------------------------------------------


By (Signature and Title)*           /S/NANCY G. CURTISS
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date   9/5/03
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.